Document and Entity Information	6 Months Ended
Jun. 30, 2017
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2017
Trading Symbol	AYX
Entity Registrant Name	Alteryx, Inc.
Entity Central Index Key	0001689923
Entity Filer Category	Non-accelerated Filer